SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Depreciation Rates for Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Computers, software and related equipment	33
Laboratory equipment and office furniture	6 - 20 (mainly 20)
Leasehold improvements	Shorter of the term of the lease or useful life

Schedule of weighted-average assumptions for granted options

The Company used the following weighted-average assumptions for options granted to employees, directors and non-employees:

	Year ended December 31,
	2020	2019	2018

Volatility	63.17%	54.59%	53.30%
Risk-free interest rate	0.45%	1.92%	2.89%
Dividend yield	0%	0%	0%
Expected life (years)	5.16	5.15	4.97